Stockholders' (Deficit) Equity (Private Placements of Common Stock) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 03, 2015	Jun. 30, 2016	Jun. 30, 2015	May 12, 2016
Class of Stock [Line Items]
Shares issued (shares)	437,500.0
Share price (in dollars per share)	$ 9.4
Common stock offerings	$ 4,112	$ 4,117	$ 0
Shares of stock reverted to company		4,200
DDGG
Class of Stock [Line Items]
Decrease in noncontrolling interest		$ 378
Class D Preferred Stock | DDGG | Series A Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share)				$ 1
Class D Preferred Stock | DDGG | Sportech | Series A Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share)		$ 1		$ 1
Common stock offerings		$ 257
Affiliated Entity
Class of Stock [Line Items]
Share price (in dollars per share)	$ 9.4